Disclosure of detailed information of earnings per share explanatory (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Net earnings attributable to shareholders of Osisko Gold Royalties Ltd	$ (105,587)	$ (42,501)
Basic weighted average number of common shares outstanding	156,617	127,939
Dilutive effect of share options	0	0
Dilutive effecf of warrants	0	0
Dilutive effect of convertible debenture	0	0
Diluted weighted average number of common shares	156,617	127,939
Net loss per share attributable to Osisko Gold Royalties Ltd?s shareholders
Basic	$ (0.67)	$ (0.33)
Diluted	$ (0.67)	$ (0.33)